Share-based Payments - Board LTIP share awards 2021 (Details)	12 Months Ended
	Dec. 31, 2021 SEK (kr) EquityInstruments shares	Dec. 31, 2020 SEK (kr) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year		2,575,586
Allotted Warrants, end of year	1,279,086
Accumulated number of outstanding	1,279,086
Share-based payments | kr	kr 24,737,000	kr 5,304,000
Provisions attributable to changes in social security costs (Share-based payments) | kr	9,992,000	3,164,000
Total cost | kr	kr 34,729,000	kr 8,468,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	3,000,000
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change	26,968
Allotted Warrants, end of year	26,968
Accumulated number of outstanding	26,968
Fair Value at Grant Date | kr	kr 62.34
Share-based payments | kr	431,000
Provisions attributable to changes in social security costs (Share-based payments) | kr	126,000
Total cost | kr	kr 557,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	32,000
Board LTIP 2021 | Elmar Schnee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change	10,624
Allotted Warrants, end of year	10,624
Accumulated number of outstanding	10,624
Board LTIP 2021 | Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change	4,086
Allotted Warrants, end of year	4,086
Accumulated number of outstanding	4,086
Board LTIP 2021 | Lennart Hansson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change	4,086
Allotted Warrants, end of year	4,086
Accumulated number of outstanding	4,086
Board LTIP 2021 | Diane Parks
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change	4,086
Allotted Warrants, end of year	4,086
Accumulated number of outstanding	4,086
Board LTIP 2021 | Molly Henderson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change	4,086
Allotted Warrants, end of year	4,086
Accumulated number of outstanding	4,086